COMPARATIVE FIGURES	12 Months Ended
Aug. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
COMPARATIVE FIGURES	COMPARATIVE FIGURES
Certain reclassifications have been made to the prior periods comparative figures to enhance comparability with the current period financial statements, none of the reclassifications result in a change to net loss or shareholders' equity.

The following reclassifications were to enhance disclosure of certain figures:

	YEAR ENDED
	AUGUST 31, 2021
STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	AS REPORTED	ADJUSTMENT	AS RECLASSIFIED
Fair value adjustment to biological assets, inventories sold and other charges	$(3,995)	$3,995	$—
Realized fair value on inventories sold and other inventory charges	—	(35,721)	(35,721)
Unrealized gain on changes in fair value of biological assets	—	31,726	31,726
	$(3,995)	$—	$(3,995)

STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	AS REPORTED	ADJUSTMENT	AS RECLASSIFIED
General and administrative	$33,565	$(3,645)	$29,920
Research and development	—	3,645	3,645
	$33,565	$—	$33,565

	AUGUST 31, 2021
STATEMENTS OF FINANCIAL POSITION	AS REPORTED	ADJUSTMENT	AS RECLASSIFIED
Accounts payable and accrued liabilities	$23,436	$(4,484)	$18,952
Other liabilities	—	4,484	4,484
	$23,436	$—	$23,436